Income Tax - Summary of Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income taxes	€ 243.1	€ 3,629.6	€ 4,535.0
Deferred taxes	12.7	(109.9)	218.9
Income taxes	€ 255.8	€ 3,519.7	€ 4,753.9